Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001575828
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Registrant Name	Frank’s International N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-36053
Entity Tax Identification Number	98-1107145
Entity Address, Address Line One	Mastenmakersweg 1
Entity Address, Postal Zip Code	1786 PB
Entity Address, City or Town	Den Helder
Entity Address, Country	NL
City Area Code	+31 (0)
Local Phone Number	22 367 0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, €0.01 par value
Trading Symbol	FI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false